Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000034229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	26.75%	6.69%		7.37%
C000034230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	31.82%	7.05%		7.30%
C000034231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000142449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000086647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	21.89%	6.44%		7.78%
C000086649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000161753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000161754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000177028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000034229
Average Annual Return [Line Items]
Average Annual Return, Percent	33.75%	7.85%		7.95%
Without Sales Load [Member] | C000034230
Average Annual Return [Line Items]
Average Annual Return, Percent	32.82%	7.05%		7.30%
Without Sales Load [Member] | C000034231
Average Annual Return [Line Items]
Average Annual Return, Percent	34.01%	8.12%		8.22%
Without Sales Load [Member] | C000142449
Average Annual Return [Line Items]
Average Annual Return, Percent	34.14%	8.21%		8.29%
Without Sales Load [Member] | C000086647
Average Annual Return [Line Items]
Average Annual Return, Percent	28.67%	7.60%		8.37%
Without Sales Load [Member] | C000086649
Average Annual Return [Line Items]
Average Annual Return, Percent	28.94%	7.85%		8.63%
Without Sales Load [Member] | C000161753
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%	7.31%		8.09%
Without Sales Load [Member] | C000161754
Average Annual Return [Line Items]
Average Annual Return, Percent	28.95%	7.88%		8.66%
Without Sales Load [Member] | C000177028
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%	10.85%	8.93%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	42.84%	5.34%		10.07%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	42.84%	5.34%		10.07%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	42.84%	5.34%		10.07%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	42.84%	5.34%		10.07%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.18%	10.27%		9.55%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.18%	10.27%		9.55%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.18%	10.27%		9.55%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.35%	14.98%	14.95%
EATON VANCE Index: MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.18%	10.27%		9.55%
EATON VANCE Index: Cboe S&P 500 BuyWrite IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index℠
Average Annual Return, Percent	7.75%	9.54%	7.13%